Summary of Provision for Taxes on Income (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current					$ (16,654)	$ (15,337)
Deferred					17,802	18,316
Total provision for taxes on income	$ 1	$ (140)	$ (442)	$ (44)	$ 1,148	$ 2,979